FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of carrying values of financial instruments [Table Text Block]
	For the year ended December 31, 2020
	Amortized cost	FVTPL	Total	Note
Financial assets:

Cash and cash equivalents	$8,885	$—	$8,885
Restricted bank deposits	18	—	18
Trade receivables	5,501	—	5,501
Investments	—	2,341	2,341	c
Other accounts receivables	142	—	142

Financial liabilities:

Trade payables	2,605	—	2,605
Other account payables and accrued expenses	2,114	—	2,114
Warrants	—	16,540	16,540	a, b
Lease liabilities	$990	$—	$990

	For the year ended December 31, 2019
	Amortized cost	FVTPL	Total	Note
Financial assets:

Cash and cash equivalents	$13,926	$—	$13,926
Trade receivables	1,810	—	1,810
Investments	—	912	912	c
Other accounts receivables	516	—	516

Financial liabilities:

Trade payables	992	—	992
Other account payables and accrued expenses	1,458	—	1,458
Warrants	—	197	197	a, b
Lease liabilities	$1,050	—	$1,050

Disclosure of information about key assumptions to measure fair value of warrants [Table Text Block]
	December 31,
	2020 (*)	2019	Sensitivity

Expected volatility	74%	64%	Increase (decrease) in key assumptions would result in increase (decrease) in fair value.
Expected life (in years)	0.02	0.45
Risk-free interest rate	0.22%	1.76%	Increase (decrease) in key assumptions would result in decrease (increase) in fair value.
Expected dividend yield	0%	0%
Fair value:

Per Warrant (Canadian Dollar)	0.34	0.02
Total Warrants (Canadian Dollar in thousands)	3,872	197

*) Represents the key fair value assumptions through date of exercise. All 2018 Warrants were converted during May through June 2020.

Disclosure of maturity analysis for lease liabilities [Table Text Block]

December 31, 2020:

	Less than one year	1 to 5 years	6 to 10 years	>10 years

Lease liabilities	$232	$547	$515	$—

December 31, 2019:

	Less than one year	1 to 5 years	6 to 10 years	>10 years

Lease liabilities	$229	$566	$553	$46

Disclosure of changes in liabilities arising from financing activities [Table Text Block]
	Short- term loans	Lease liabilities	Warrants	Total liabilities arising from financing activities

Balance as of January 1, 2019	$—	$—	$1,053	$1,053

Additions due to acquisition of subsidiary	945	—	—	945
Issuance of new warrants	—	—	2,797	2,797
Initial application of IFRS 16	—	777	—	777
Additions for new leases	—	396	—	396
Cash flows	(951)	(165)	—	(1,116)
Other changes	6	42	—	48
Effect of changes in fair value	—	—	(3,653)	(3,653)

Balance as of December 31, 2019	—	1,050	197	1,247

Additions for new leases	—	107	—	107
Cash flows	—	(250)	—	(250)
Conversion of warrant	—	—	(3,873)	(3,873)
Other changes	—	83	61	144
Effect of changes in fair value	—	—	20,155	20,155

Balance as of December 31, 2020	$—	$990	$16,540	$17,530